Intangible Assets, Net (Details Narrative) (10-K) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Impairment charges	$ 2,637,969						$ 4,007,050	$ 1,731,267	$ 1,959,510	$ 2,395,616
Foreign exchange comprehensive loss	$ (159,759)	$ (67,827)	$ 37,832	$ (30,718)	$ 3,271	$ 824,941	$ (189,754)	$ 794,223	732,786	$ 220,757
Hooters Nottingham and Hooters Tacoma [Member]
Impairment charges									1,500,000
Foreign exchange comprehensive loss									887,000
Impairment charge to reflect amount									$ 1,500,000